November 27, 1995

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Rule 24f-2 Notice for Prudential IncomeVertibleR Fund, Inc.
     (File No. 811-3067)

Ladies and Gentlemen:

     This Notice is filed on behalf of Prudential IncomeVertibleR
Fund, Inc. pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year for which notice is filed: 9/29/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of beginning of the fiscal year, 1/1/94: None.

     3. The number of shares registered during the fiscal year ended 12/31/94 other than pursuant to Rule 24f-2:
          5,709,630.

     4.   The number of shares sold during the fiscal year ended
          9/29/95: 11,077,612

     5.   The number of shares sold during the fiscal year ended
          9/29/95 in reliance upon Rule 24f-2: 11,077,612

     Pursuant to the requirements of Rule 24f-2 there is enclosed the required opinion of counsel.

                                             Very truly yours,

                                             /s/ S. Jane Rose
                                             S. Jane Rose
                                             Secretary
SJR:ln
Enclosure

     *Calculation of Fee           No. of Shares    Dollar Amount

     Shares sold                     11,077,612    $ 125,406,566
     Shares redeemed               ( 14,794,471 )   (168,702,165)
     Net Sales for
      calculation of fee           (  3,716,859 )  $( 43,295,599)
     Fee at 1/29 of 1%                             $     -0-